Property and Equipment (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment (Textual)
Depreciation expense	$ 29,042	$ 28,117	$ 37,448	$ 39,415